UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2012

Date of reporting period: June 30, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Defensive Strategy Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 101.3%

FIXED INCOME FUNDS — 71.9%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,008,266	$10,748
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	360,663	3,361
SEI Institutional Managed Trust High Yield Bond Fund, Class A	225,355	1,692
SEI Institutional Managed Trust Real Return Fund, Class A	434,887	4,701
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	323,119	3,364

Total Fixed Income Funds (Cost $22,864) ($ Thousands)		23,866

EQUITY FUNDS — 6.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	113,121	1,014
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	79,459	1,012

Total Equity Funds (Cost $1,654) ($ Thousands)		2,026

MONEY MARKET FUND (A) — 23.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	7,723,805	7,724

Total Money Market Fund (Cost $7,724) ($ Thousands)		7,724

Total Investments — 101.3% (Cost $32,242) ($ Thousands)†		$33,616

Percentages are based on Net Assets of $33,194 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2011.

†	At June 30, 2011, the tax basis cost of the Fund’s investments was $32,578 ($ Thousands), and the unrealized appreciation and depreciation were $1,100 ($ Thousands) and $(62) ($ Thousands) respectively.

As of June 30, 2011, all of the Fund’s investments are Level 1. During the period ended June 30, 2011, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Defensive Strategy Allocation Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 60.0%
SEI Institutional Managed Trust Real Estate Fund, Class A	144,346	$1,975
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	311,081	3,963

Total Equity Funds (Cost $4,474) ($ Thousands)		5,938

FIXED INCOME FUND — 39.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	525,860	3,949

Total Fixed Income Fund (Cost $3,622) ($ Thousands)		3,949

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	25,155	25

Total Money Market Fund (Cost $25) ($ Thousands)		25

Total Investments — 100.2% (Cost $8,121) ($ Thousands)†		$9,912

Percentages are based on Net Assets of $9,892 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2011.

†	At June 30, 2011, the tax basis cost of the Fund’s investments was $9,275 ($ Thousands), and the unrealized appreciation and depreciation were $1,009 ($ Thousands) and $(372) ($ Thousands) respectively.

As of June 30, 2011, all of the Fund’s investments are Level 1. During the period ended June 30, 2011, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Conservative Strategy Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 71.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	2,040,049	$21,747
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	2,206,779	20,567
SEI Institutional Managed Trust Enhanced Income Fund, Class A	960,095	7,239
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,620,535	12,170
SEI Institutional Managed Trust Real Return Fund, Class A	1,227,726	13,272
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,045,584	10,885

Total Fixed Income Funds (Cost $82,659) ($ Thousands)		85,880

EQUITY FUNDS — 20.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	1,355,706	12,147
SEI Institutional Managed Trust Large Cap Fund, Class A	304,704	3,653
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	666,608	8,493

Total Equity Funds (Cost $20,828) ($ Thousands)		24,293

MONEY MARKET FUND (A) — 8.8%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	10,598,204	10,598

Total Money Market Fund (Cost $10,598) ($ Thousands)		10,598

Total Investments — 100.0% (Cost $114,085) ($ Thousands)†		$120,771

Percentages are based on Net Assets of $120,826 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2011.

†	At June 30, 2011, the tax basis cost of the Fund’s investments was $118,201 ($ Thousands), and the unrealized appreciation and depreciation were $4,528 ($ Thousands) and $(1,958) ($ Thousands) respectively.

As of June 30, 2011, all of the Fund’s investments are Level 1. During the period ended June 30, 2011, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Conservative Strategy Allocation Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 66.9%
SEI Institutional Managed Trust Real Estate Fund, Class A	383,179	$5,242
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	844,416	10,758

Total Equity Funds (Cost $11,364) ($ Thousands)		16,000

FIXED INCOME FUND — 32.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,045,742	7,853

Total Fixed Income Fund (Cost $5,531) ($ Thousands)		7,853

Total Investments — 99.8% (Cost $16,895) ($ Thousands)†		$23,853

Percentages are based on Net Assets of $23,903 ($ Thousands).

†	At June 30, 2011, the tax basis cost of the Fund’s investments was $17,040 ($ Thousands), and the unrealized appreciation and depreciation were $6,813 ($ Thousands) and $(0) ($ Thousands) respectively.

As of June 30, 2011, all of the Fund’s investments are Level 1. During the period ended June 30, 2011, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Moderate Strategy Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 62.8%
SEI Daily Income Trust Short-Duration Government Fund, Class A	3,196,302	$34,072
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	611,600	5,700
SEI Institutional Managed Trust Enhanced Income Fund, Class A	3,013,362	22,721
SEI Institutional Managed Trust High Yield Bond Fund, Class A	6,096,503	45,785
SEI Institutional Managed Trust Real Return Fund, Class A	2,886,627	31,204
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	3,755,895	39,099

Total Fixed Income Funds (Cost $166,230) ($ Thousands)		178,581

EQUITY FUNDS — 37.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	5,418,827	48,553
SEI Institutional Managed Trust Large Cap Fund, Class A	1,671,656	20,043
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,910,759	37,083

Total Equity Funds (Cost $94,191) ($ Thousands)		105,679

Total Investments — 100.0% (Cost $260,421) ($ Thousands)†		$284,260

Percentages are based on Net Assets of $284,333 ($ Thousands).

†	At June 30, 2011, the tax basis cost of the Fund’s investments was $279,284 ($ Thousands), and the unrealized appreciation and depreciation were $15,660 ($ Thousands) and $(10,684) ($ Thousands) respectively.

As of June 30, 2011, all of the Fund’s investments are Level 1. During the period ended June 30, 2011, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Moderate Strategy Allocation Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 82.0%
SEI Institutional International Trust International Equity Fund, Class A	661,400	$6,078
SEI Institutional Managed Trust Real Estate Fund, Class A	439,429	6,012
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	946,858	12,101
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,419,555	30,825

Total Equity Funds (Cost $45,236) ($ Thousands)		55,016

FIXED INCOME FUND — 17.8%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,588,412	11,929

Total Fixed Income Fund (Cost $8,781) ($ Thousands)		11,929

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	71,236	71

Total Money Market Fund (Cost $71) ($ Thousands)		71

Total Investments — 99.9% (Cost $54,088) ($ Thousands)†		$67,016

Percentages are based on Net Assets of $67,081 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2011.

†	At June 30, 2011, the tax basis cost of the Fund’s investments was $59,848 ($ Thousands), and the unrealized appreciation and depreciation were $8,907 ($ Thousands) and $(1,739) ($ Thousands) respectively.

As of June 30, 2011, all of the Fund’s investments are Level 1. During the period ended June 30, 2011, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Aggressive Strategy Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 80.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,563,010	$18,709
SEI Institutional International Trust International Equity Fund, Class A	4,909,745	45,121
SEI Institutional Managed Trust Large Cap Fund, Class A*	17,178,693	205,972
SEI Institutional Managed Trust Small Cap Fund, Class A	2,423,129	29,974

Total Equity Funds (Cost $248,424) ($ Thousands)		299,776

FIXED INCOME FUNDS — 19.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	3,234,913	37,202
SEI Institutional Managed Trust High Yield Bond Fund, Class A	4,858,865	36,490

Total Fixed Income Funds (Cost $62,690) ($ Thousands)		73,692

MONEY MARKET FUND (A) — 0.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	122,304	122

Total Money Market Fund (Cost $122) ($ Thousands)		122

Total Investments — 99.8% (Cost $311,236) ($ Thousands)†		$373,590

Percentages are based on Net Assets of $374,285 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2011.

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities & Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At June 30, 2011, the tax basis cost of the Fund’s investments was $313,040 ($ Thousands), and the unrealized appreciation and depreciation were $61,864 ($ Thousands) and $(1,314) ($ Thousands) respectively.

As of June 30, 2011, all of the Fund’s investments are Level 1. During the period ended June 30, 2011, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Tax-Managed Aggressive Strategy Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	99,246	$1,188
SEI Institutional International Trust International Equity Fund, Class A	1,035,252	9,514
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	2,593,598	33,146
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	630,467	8,284

Total Equity Funds (Cost $34,938) ($ Thousands)		52,132

FIXED INCOME FUNDS — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	204,630	2,353
SEI Institutional Managed Trust High Yield Bond Fund, Class A	610,741	4,587

Total Fixed Income Funds (Cost $5,201) ($ Thousands)		6,940

Total Investments — 99.8% (Cost $40,139) ($ Thousands)†		$59,072

Percentages are based on Net Assets of $59,200 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities & Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At June 30, 2011, the tax basis cost of the Fund’s investments was $41,422 ($ Thousands), and the unrealized appreciation and depreciation were $18,030 ($ Thousands) and $(380)($ Thousands) respectively.

As of June 30, 2011, all of the Fund’s investments are Level 1. During the period ended June 30, 2011, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Market Strategy Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

FIXED INCOME FUNDS — 54.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	213,980	$2,461
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,536,267	11,537
SEI Institutional Managed Trust Real Return Fund, Class A	151,378	1,637
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,812,411	29,277

Total Fixed Income Funds (Cost $42,196) ($ Thousands)		44,912

EQUITY FUNDS — 45.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	137,669	1,648
SEI Institutional International Trust International Equity Fund, Class A	810,862	7,452
SEI Institutional Managed Trust Large Cap Fund, Class A	2,132,091	25,563
SEI Institutional Managed Trust Small Cap Fund, Class A	200,090	2,475

Total Equity Funds (Cost $31,572) ($ Thousands)		37,138

Total Investments — 99.8% (Cost $73,768) ($ Thousands)†		$82,050

Percentages are based on Net Assets of $82,201 ($ Thousands).

†	At June 30, 2011, the tax basis cost of the Fund’s investments was $74,578 ($ Thousands), and the unrealized appreciation and depreciation were $7,612 ($ Thousands) and $(140) ($ Thousands) respectively.

As of June 30, 2011, all of the Fund’s investments are Level 1. During the period ended June 30, 2011, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Core Market Strategy Allocation Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	26,946	$322
SEI Institutional International Trust International Equity Fund, Class A	282,162	2,593
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	706,863	9,034
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	171,828	2,258

Total Equity Funds (Cost $9,445) ($ Thousands)		14,207

FIXED INCOME FUNDS — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	55,767	642
SEI Institutional Managed Trust High Yield Bond Fund, Class A	166,474	1,250

Total Fixed Income Funds (Cost $1,369) ($ Thousands)		1,892

Total Investments — 99.8% (Cost $10,814) ($ Thousands)†		$16,099

Percentages are based on Net Assets of $16,129 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities & Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At June 30, 2011, the tax basis cost of the Fund’s investments was $10,964 ($ Thousands), and the unrealized appreciation and depreciation were $5,156 ($ Thousands) and $(21) ($ Thousands) respectively.

As of June 30, 2011, all of the Fund’s investments are Level 1. During the period ended June 30, 2011, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Market Growth Strategy Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 63.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,207,407	$14,453
SEI Institutional International Trust International Equity Fund, Class A	6,321,193	58,092
SEI Institutional Managed Trust Large Cap Fund, Class A	16,889,335	202,503
SEI Institutional Managed Trust Small Cap Fund, Class A	2,340,876	28,956

Total Equity Funds (Cost $253,917) ($ Thousands)		304,004

FIXED INCOME FUNDS — 36.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,498,864	28,737
SEI Institutional Managed Trust High Yield Bond Fund, Class A	8,341,025	62,641
SEI Institutional Managed Trust Real Return Fund, Class A	882,210	9,537
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	7,244,686	75,417

Total Fixed Income Funds (Cost $159,460) ($ Thousands)		176,332

Total Investments — 100.1% (Cost $413,377) ($ Thousands)†		$480,336

Percentages are based on Net Assets of $479,970 ($ Thousands).

†	At June 30, 2011, the tax basis cost of the Fund’s investments was $423,261 ($ Thousands), and the unrealized appreciation and depreciation were $59,269 ($ Thousands) and $(2,194) ($ Thousands) respectively.

As of June 30, 2011, all of the Fund’s investments are Level 1. During the period ended June 30, 2011, there were no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2011

Schedule of Investments (Unaudited)

Market Growth Strategy Allocation Fund

June 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.6%

EQUITY FUNDS — 87.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	152,470	$1,825
SEI Institutional International Trust International Equity Fund, Class A	1,600,293	14,706
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	4,009,209	51,238
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	974,582	12,806

Total Equity Funds (Cost $54,803) ($ Thousands)		80,575

FIXED INCOME FUNDS — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	316,322	3,638
SEI Institutional Managed Trust High Yield Bond Fund, Class A	944,122	7,090

Total Fixed Income Funds (Cost $7,610) ($ Thousands)		10,728

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	72,664	73

Total Money Market Fund (Cost $73) ($ Thousands)		73

Total Investments — 99.6% (Cost $62,486) ($ Thousands)†		$91,376

Percentages are based on Net Assets of $91,783 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of June 30, 2011.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities & Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At June 30, 2011, the tax basis cost of the Fund’s investments was $65,600 ($ Thousands), and the unrealized appreciation and depreciation were $26,199 ($ Thousands) and $(423) ($ Thousands) respectively.

As of June 30, 2011, all of the Fund’s investments are Level 1. During the period ended June 30, 2011, there have been no significant transfers between levels.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2011

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: August 22, 2011

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: August 22, 2011